Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2013
Pension And Other Postretirement Benefits Disclosure [Abstract]
Pension and Other Postretirement Benefits

13) PENSION AND OTHER POSTRETIREMENT BENEFITS

       The Company and certain of its subsidiaries sponsor qualified and non-qualified defined benefit pension plans, principally non-contributory, covering eligible employees. The majority of participants in these plans are retired employees or former employees of previously divested businesses. Most of the Company's pension plans are closed to new entrants. The benefits for some plans are based primarily on an employee's years of service and average pay near retirement. Benefits under other plans are based primarily on an employee's pay for each year that the employee participated in the plan. Participating employees are vested in the plans after five years of service. The Company funds its pension plans in accordance with the Employee Retirement Income Security Act of 1974 (“ERISA”), the Pension Protection Act of 2006, the Internal Revenue Code of 1986 and the applicable rules and regulations. Plan assets consist principally of corporate bonds, equity securities and U.S. government securities. The Company's common stock represents approximately 2.2% and 1.3% of the plan assets' fair values at December 31, 2013 and 2012, respectively.

       In addition, the Company sponsors health and welfare plans that provide postretirement health care and life insurance benefits to eligible retired employees and their covered dependents. Eligibility is based in part on certain age and service requirements at the time of their retirement. Most of the plans are contributory and contain cost-sharing features such as deductibles and coinsurance which are adjusted annually. Claims are paid primarily by the Company's funds.

The Company uses a December 31 measurement date for all pension and other postretirement benefit plans.

The following table sets forth the change in benefit obligation for the Company's pension and postretirement benefit plans.

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$5,511	$5,145	$676	$697
Service cost	38	34	—	—
Interest cost	211	240	26	33
Actuarial (gain) loss	(311)	496	(51)	1
Benefits paid	(415)	(411)	(79)	(78)
Participants' contributions	—	—	10	11
Retiree Medicare drug subsidy	—	—	7	12
Cumulative translation adjustments	(12)	7	—	—
Benefit obligation, end of year	$5,022	$5,511	$589	$676

       The following table sets forth the change in plan assets for the Company's pension and postretirement benefit plans.

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Change in plan assets:
Fair value of plan assets, beginning of year	$4,234	$3,914	$5	$5
Actual return on plan assets	178	474	—	—
Employer contributions	199	250	62	55
Benefits paid	(415)	(411)	(79)	(78)
Participants' contributions	—	—	10	11
Retiree Medicare drug subsidy	—	—	7	12
Cumulative translation adjustments	(12)	7	—	—
Fair value of plan assets, end of year	$4,184	$4,234	$5	$5

The funded status of pension and postretirement benefit obligations and the related amounts recognized on the Company's Consolidated Balance Sheets were as follows:

	Pension Benefits		Postretirement Benefits
At December 31,	2013	2012	2013	2012
Funded status at end of year	$(838)	$(1,277)	$(584)	$(671)
Amounts recognized on the Consolidated
Balance Sheets:
Other assets	$17	$17	$—	$—
Current liabilities	(50)	(51)	(62)	(67)
Noncurrent liabilities	(805)	(1,243)	(522)	(604)
Net amounts recognized	$(838)	$(1,277)	$(584)	$(671)

       The Company's qualified pension plans were underfunded by $203 million and $582 million at December 31, 2013 and 2012, respectively.

       The following amounts were recognized in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.

	Pension Benefits		Postretirement Benefits
At December 31,	2013	2012	2013	2012
Net actuarial (loss) gain	$(1,533)	$(1,834)	$248	$213
Net prior service (cost) credit	(11)	(14)	1	2
Share of equity investee	—	(1)	—	—
	(1,544)	(1,849)	249	215
Deferred income taxes	612	731	(46)	(33)
Net amount recognized in accumulated other
comprehensive income (loss)	$(932)	$(1,118)	$203	$182

The accumulated benefit obligation for all defined benefit pension plans was $4.95 billion and $5.43 billion at December 31, 2013 and 2012, respectively.

       Information for the pension plans with an accumulated benefit obligation in excess of plan assets is set forth below.

At December 31,	2013	2012
Projected benefit obligation	$4,890	$5,354
Accumulated benefit obligation	$4,814	$5,273
Fair value of plan assets	$4,036	$4,060

       The following tables present the components of net periodic benefit cost and amounts recognized in other comprehensive income (loss).

	Pension Benefits			Postretirement Benefits
Year Ended December 31,	2013	2012	2011	2013	2012	2011
Components of net periodic cost:
Service cost	$38	$34	$33	$—	$—	$—
Interest cost	211	240	247	26	33	38
Expected return on plan assets	(271)	(247)	(237)	—	—	—
Amortization of actuarial losses (gains)	85	70	65	(16)	(16)	(10)
Amortization of prior service cost (credit)	1	1	1	(1)	(1)	(1)
Net periodic cost	$64	$98	$109	$9	$16	$27

	Pension	Postretirement
Year Ended December 31, 2013	Benefits	Benefits
Other comprehensive income (loss):
Actuarial gains	$218	$51
Amortization of actuarial losses (gains) (a)	85	(16)
Amortization of prior service cost (credit) (a)	1	(1)
Share of equity investee	1	—
	305	34
Deferred income taxes	(119)	(13)
Recognized in other comprehensive income, net of tax	$186	$21

  Reflects amounts reclassified from accumulated other comprehensive income (loss) to net earnings.

       Estimated net actuarial losses and prior service costs related to the defined benefit pension plans of approximately $63 million and $1 million, respectively, will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs in 2014.

       Estimated net actuarial gains and prior service credits related to the other postretirement benefit plans of approximately $21 million and $1 million, respectively, will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs in 2014.

	Pension		Postretirement
	Benefits		Benefits
	2013	2012	2013	2012
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.8%	4.0%	4.5%	4.0%
Rate of compensation increase	3.0%	3.0%	N/A	N/A
Weighted average assumptions used to determine net periodic costs for the year ended December 31:
Discount rate	4.0%	4.9%	4.0%	4.9%
Expected long-term return on plan assets	6.5%	6.6%	2.0%	2.0%
Rate of compensation increase	3.0%	3.0%	N/A	N/A

N/A - not applicable

The discount rates are determined based on the yield on portfolios of high quality bonds, constructed to provide cash flows necessary to meet the plans' expected future benefit payments, as determined for the benefit obligations. The expected return on plan assets assumption is derived using the current and expected asset allocation of the pension plan assets and considering historical as well as expected returns on various classes of plan assets.

       The following additional assumptions were used in accounting for postretirement benefits.

	2013	2012
Projected health care cost trend rate for participants of age 65 and below	7.5%	8.0%
Projected health care cost trend rate for participants above age 65	7.5%	8.0%
Ultimate trend rate	5.0%	5.0%
Year ultimate trend rate is achieved for participants of age 65 and below	2019	2019
Year ultimate trend rate is achieved for participants above 65	2019	2019

       A one percentage point change in assumed health care cost trend rates would have the following effects:

	One Percentage	One Percentage
	Point Increase	Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on the accumulated postretirement benefit obligation	$12	$(11)

Plan Assets

       The asset allocations for the Company's U.S. qualified defined benefit pension plan trust and international pension plan trusts are based upon an analysis of the timing and amount of projected benefit payments, projected company contributions, the expected returns and risk of the asset classes and the correlation of those returns. The target asset allocation for the Company's U.S. pension plan trust, which accounted for 95% of total plan assets at December 31, 2013, is to invest between 70% - 80% in long duration fixed income instruments, 16% - 28% in equity securities and the remainder in cash and other investments. At December 31, 2013, this trust was invested approximately 72% in long duration fixed income portfolios, 26% in equity instruments, and the remainder in cash, cash equivalents and other investments. Other trusts, which fund the Company's international pension plans, accounted for 5% of total plan assets at December 31, 2013 and are invested approximately 66% in fixed income instruments, 25% in equity instruments, and the remainder in cash, cash equivalents and other investments. Long duration fixed income investments primarily consist of a diversified portfolio of investment grade fixed income instruments with a duration that approximates the duration of the liabilities covered by the trust. All equity portfolios are diversified between U.S. and non-U.S. equities and include large and small capitalization equities. The asset allocations are reviewed regularly.

       The following tables set forth the Company's pension plan assets measured at fair value on a recurring basis at December 31, 2013 and 2012. These assets have been categorized according to the three-level fair value hierarchy established by the FASB which prioritizes the inputs used in measuring fair value. Level 1 is based on quoted prices for the asset in active markets. Level 2 is based on inputs that are observable other than quoted market prices in active markets, such as quoted prices for the asset in inactive markets or quoted prices for similar assets. Level 3 is based on unobservable inputs that market participants would use in pricing the asset.

At December 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$8	$55	$—	$63
Fixed income securities:
U.S. treasury securities	133	—	—	133
Government related securities	44	234	—	278
Corporate bonds (b)	—	2,373	—	2,373
Mortgage-backed and asset-backed securities	—	128	4	132
Equity securities: (c)
U.S. large capitalization	345	355	—	700
U.S. small capitalization	98	3	—	101
International equity (d)	—	291	—	291
Limited partnerships	—	—	55	55
Other	—	58	—	58
Total assets	$628	$3,497	$59	$4,184

At December 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$25	$144	$—	$169
Fixed income securities:
U.S. treasury securities	102	—	—	102
Government related securities	56	353	—	409
Corporate bonds (b)	—	2,360	—	2,360
Mortgage-backed and asset-backed securities	—	176	4	180
Equity securities: (c)
U.S. large capitalization	264	330	—	594
U.S. small capitalization	69	6	—	75
International equity (d)	5	281	—	286
Limited partnerships	—	—	52	52
Other	—	7	—	7
Total assets	$521	$3,657	$56	$4,234

  Assets categorized as Level 2 reflect investments in money market funds.

  Securities of diverse industries, substantially all investment grade.

  Assets categorized as Level 2 reflect investments in common collective funds.

  Includes investments in emerging market funds of $59 million in 2013 and 2012.

Money market investments are carried at amortized cost which approximates fair value due to the short-term maturity of these investments. Investments in equity securities are reported at fair value based on quoted market prices on national security exchanges. The fair value of investments in common collective funds are determined using the Net Asset Value (“NAV”) provided by the administrator of the fund. The NAV is determined by each fund's trustee based upon the fair value of the underlying assets owned by the fund, less liabilities, divided by the number of outstanding units. The fair value of U.S. treasury securities is determined based on quoted market prices in active markets. The fair value of government related securities and corporate bonds is determined based on quoted market prices on national security exchanges, when available, or using valuation models which incorporate certain other observable inputs including recent trading activity for comparable securities and broker quoted prices. The fair value of mortgage-backed and asset-backed securities is based upon valuation models which incorporate available dealer quotes and market information. Limited partnerships are valued using statements issued by the partnership which determine the value based on the fair value of the underlying investments.

The table below sets forth a summary of changes in the fair value of investments reflected as Level 3 at December 31, 2013.

		Mortgage-
	Limited	backed
	Partnerships	Securities	Total
At January 1, 2012	$75	$5	$80
Actual return related to investments held at end of year	6	—	6
Distributions	(29)	(1)	(30)
At December 31, 2012	52	4	56
Actual return related to investments held at end of year	4	—	4
Distributions	(1)	—	(1)
At December 31, 2013	$55	$4	$59

       The Company's other postretirement benefits plan assets of $5 million at both December 31, 2013 and 2012 were invested in U.S. fixed income index funds, which are categorized as Level 2 assets.

Future Benefit Payments

       Estimated future benefit payments are as follows:

	2014	2015	2016	2017	2018	2019-2023
Pension	$407	$399	$387	$380	$371	$1,714
Postretirement	$72	$71	$68	$66	$63	$266
Retiree Medicare drug subsidy	$10	$10	$10	$10	$10	$44

       In 2014, the Company expects to make contributions of approximately $50 million to its non-qualified pension plans to satisfy the benefit payments due under these plans. Also in 2014, the Company expects to contribute approximately $62 million to its other postretirement benefit plans to satisfy the Company's portion of benefit payments due under these plans.

Multiemployer Pension and Postretirement Benefit Plans

       The Company contributes to a number of multiemployer defined benefit pension plans under the terms of collective-bargaining agreements that cover its union-represented employees including talent, writers, directors, producers and other employees, primarily in the entertainment industry. The other employers participating in these multiemployer plans are primarily in the entertainment and other related industries. The risks of participating in multiemployer plans are different from single-employer plans as assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers and if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. In addition, if the Company chooses to stop participating in some of its multiemployer plans it may be required to pay those plans a withdrawal liability based on the underfunded status of the plan.

       The financial health of a multiemployer plan is indicated by the zone status, as defined by the Pension Protection Act of 2006, which represents the funded status of the plan as certified by the plan's actuary. Plans in the red zone are less than 65% funded, the yellow zone are between 65% and 80% funded, and green zone are at least 80% funded.

       The table below presents information concerning the Company's participation in multiemployer defined benefit pension plans.

							Expiration
	Employer	Pension					Date of
	Identification	Protection Act					Collective-
	Number/Pension	Zone Status (a)		Company Contributions			Bargaining
Pension Plan	Plan Number	2013	2012	2013	2012	2011	Agreement
AFTRA Retirement Plan (b)	13-6414972-001	Green	Green	$7	$7	$7	(c)
Directors Guild of America - Producer	51-0137697-001	Green	Green	5	4	4	6/30/2017
Producer-Writers Guild of America	95-2216351-001	Green	Green	8	8	6	5/1/2014
Screen Actors Guild - Producers	95-2110997-001	Green	Green	7	6	6	6/30/2014
Motion Picture Industry	95-1810805-001	Green	Green	7	7	8	(d)
Other Plans				8	6	5
		Total contributions		$42	$38	$36

  The Zone status for each individual plan listed was certified by each plan's actuary as of the beginning of the plan years for 2013 and 2012. The plan year is the twelve months ending December 31 for each plan listed above except AFTRA Retirement Plan which has a plan year ending November 30.

  The Company was listed in AFTRA Retirement Plan's Form 5500 as providing more than 5% of total contributions for the plan year ended November 30, 2012.

  The expiration dates range from June 30, 2014 through November 15, 2014.

  The expiration dates range from May 15, 2015 through March 2, 2016.

       As a result of the above noted zone status there were no funding improvements or rehabilitation plans implemented, as defined by ERISA, nor any surcharges imposed for any of the individual plans listed.

       The Company also contributes to multiemployer plans that provide postretirement healthcare, defined contribution and other benefits to certain employees under collective bargaining agreements. The contributions to these plans were $17 million, $18 million and $19 million for the years ended December 31, 2013, 2012 and 2011, respectively.

       The Company recognizes the net periodic cost for multiemployer pension and postretirement benefit plans based on the required contributions to the plans.

Defined Contribution Plans

       The Company sponsors defined contribution plans for the benefit of substantially all employees meeting eligibility requirements. Employer contributions to such plans were $53 million, $49 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively.